COMMON STOCK (Tables)	12 Months Ended
Mar. 31, 2012
Common Stock [Abstract]
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]

During Fiscal Years 2012 and 2011, the Company issued a total of 151,104,071 shares and 96,595,489 shares of Common Stock, respectively, with such issuances of Common Stock being summarized as follows:

Description	Fiscal Year 2012	Fiscal Year 2011

Common Shares issued in lieu of cash payment in payment of preferred share derivative interest expenses totaling $636,179 and $1,283,240 for Fiscal Year 2012 and Fiscal Year 2011, respectively	8,410,374	21,241,590

Common Shares issued pursuant to the conversion of Series B, Series C, Series D and Series E Convertible Preferred Share derivatives, with such derivative liabilities totaling $17,164,181 and $4,465,584, for Fiscal Year 2012 and Fiscal Year 2011, respectively, at the time of their conversion.	140,439,195	70,649,154

Common Shares issued in payment of $75,000 due and payable pursuant to the Asset Purchase Agreement dated 5/18/2010.		937,500

Common Shares issued in lieu of cash in payment of consulting expenses totaling $13,737.		343,425

Common Shares issued in payment of Director’s fees totaling $145,894 and $99,743 for Fiscal Year 2012 and Fiscal Year 2011, respectively	1,505,613	2,493,589

Common shares issued in payment of employee salaries totaling $67,336 and $37,210 for Fiscal Year 2012 and Fiscal Year 2011, respectively.	694,889	930,231

Total Common Shares issued during Fiscal Years 2012 and 2011	151,104,071	96,595,489

Common Shares outstanding at March 31,	331,649,728	180,545,657